Dividends	12 Months Ended
Dec. 31, 2018
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Dividends
34.	Dividends

(1)    Details of dividends declared

Details of dividend declared for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (In won)	Dividend ratio	Dividends
2018	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	71,869,828	500	1,800%		646,828

					￦	717,437

2017	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	70,609,160	500	1,800%		635,482

					￦	706,091

2016	Cash dividends (Interim)	70,609,160	500	200%	￦	70,609
	Cash dividends (Year-end)	70,609,160	500	1,800%		635,482

					￦	706,091

(2)    Dividends yield ratio

Dividends yield ratios for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2018	Cash dividends	10,000	269,500	3.71%
2017	Cash dividends	10,000	267,000	3.75%
2016	Cash dividends	10,000	224,000	4.46%